Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Gain (loss) from investment	$ 381,370	$ 192,102
Performance obligation	$ 400,000
Tax benefit	50.00%
Employee retention tax credit	$ 51,896
Deposit investment amount	841,409
SINGAPORE
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 12,461
Property, Plant and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	4 years
One Customer [Member] | Revenue from Rights Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	40.00%	53.00%
One Customer [Member] | Accounts Receivable [Member] | Revenue from Contract with Customer Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	100.00%	54.00%
Two Customer [Member] | Revenue from Rights Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	32.00%	25.00%
Two Customer [Member] | Accounts Receivable [Member] | Revenue from Contract with Customer Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		46.00%
Three Customer [Member] | Revenue from Rights Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		22.00%
Credit Risk [Member]
Summary of Significant Accounting Policies [Line Items]
FDIC	$ 250,000
Credit Risk [Member] | UNITED STATES
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 395,506